Revenue - Summary of Other Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Assets recognized from the costs to obtain contracts with customers	¥ 12,077	¥ 8,882
Amortization expenses of assets recognized from the costs to obtain contracts with customers	¥ 1,724	¥ 1,297	¥ 1,043